PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.9%
Asset-Backed Securities 1.5%
Spain 0.1%
TFS,
Series 2018-03, Class A1^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.144(c)	03/15/26	EUR	34	28,831
					28,832
United States 1.4%
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.048(c)	03/20/54		11	10,948
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class D, 144A	4.680	04/14/31		100	99,515
RCKT Mortgage Trust, Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		247	247,660
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		67	67,354
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		66	66,248
					491,725

Total Asset-Backed Securities (cost $534,889)					520,557
Commercial Mortgage-Backed Securities 9.0%
Canada 0.5%
BX Commercial Mortgage Trust, Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.655(c)	11/15/41	CAD	200	146,034
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	12	8,299
					154,333
Ireland 0.3%
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.027(c)	08/17/33	EUR	98	111,759
United Kingdom 0.9%
Deco DAC, Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	7.865(c)	08/07/30	GBP	122	162,886
Taurus DAC,
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.987(c)	08/17/31	GBP	59	78,007
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.337(c)	08/17/31	GBP	64	84,615
					325,508
United States 7.3%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		237	230,903
Series 2020-BN26, Class A3	2.155	03/15/63		200	179,229

Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		130	116,226
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		137	131,899
Series 2020-B17, Class A4	2.042	03/15/53		75	67,245
Series 2020-B20, Class A3	1.945	10/15/53		100	91,914

BX Commercial Mortgage Trust, Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.382(c)	01/17/39		125	122,450

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.042%(c)	01/15/39		125	$125,000
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51		145	142,516
Commercial Mortgage Trust, Series 2014-UBS04, Class A5	3.694	08/10/47		11	11,032
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.611(cc)	11/25/25		1,417	1,694
GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51		121	118,161
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.956(c)	03/15/36		100	94,551
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51		200	196,537
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		213	209,184
Series 2021-C59, Class A3	1.958	04/15/54		600	543,409
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.856(c)	05/15/31		100	99,756
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.956(c)	05/15/31		125	125,438
					2,607,144

Total Commercial Mortgage-Backed Securities (cost $3,339,894)					3,198,744
Corporate Bonds 35.1%
Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	129,622
Gtd. Notes	6.625	01/16/34	GBP	100	128,714
					258,336
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	110,090
Canada 1.3%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		6	5,996
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,763

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	31,728
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,956
Sr. Unsec’d. Notes	3.750	02/15/52		10	6,753

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes, 144A	5.750	05/20/35		60	60,450
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	23,932
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	295,703
					458,281
China 0.1%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		23	22,953

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France 3.3%
BNP Paribas SA, Sr. Non-Preferred Notes, 144A	2.871%(ff)	04/19/32		200	$178,741
BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	241,908
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	141,176
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	43	41,385
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	100	104,407
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	100	89,406
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	73,070

Societe Generale SA, Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28		200	201,894
TDF Infrastructure SASU, Sr. Unsec’d. Notes	4.125	10/23/31	EUR	100	115,393
					1,187,380
Germany 1.4%
Deutsche Bahn AG, Jr. Sub. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	100	104,956
Deutsche Bank AG, Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	145,458
Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	100	120,789
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	114,919
					486,122
Hong Kong 1.0%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	218,056
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	140,685
					358,741
Hungary 0.3%
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	107,843
India 0.6%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	113,771
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	108,588
					222,359
Indonesia 0.3%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	99,926
Israel 0.5%
Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	180,500

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A	0.000%	12/31/30		10	$1
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		5	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27		108	107,884
					107,885
Luxembourg 1.2%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	200	217,449
P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	100	108,069
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	100	116,276
					441,794
Malta 0.6%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	210,322
Mexico 1.8%
Comision Federal de Electricidad, Sr. Unsec’d. Notes, EMTN	5.000	09/29/36		133	118,189
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	194,100
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	100	111,895
Gtd. Notes, EMTN	2.750	04/21/27	EUR	100	110,626
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	113,228
					648,038
Netherlands 0.6%
Cooperatieve Rabobank UA, Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	56,842
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	142,695
					199,537
Norway 0.5%
Aker BP ASA, Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	159,329
Philippines 0.8%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	296,841
Portugal 0.4%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	124,293
South Africa 0.6%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	203,166

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 0.6%
Iberdrola International BV, Gtd. Notes, Series NC6	1.450%(ff)	11/09/26(oo)	EUR	200	$223,148
Supranational Bank 0.3%
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	39,571
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	64,577
					104,148
Sweden 0.3%
Heimstaden Bostad Treasury BV, Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	111,604
Switzerland 0.6%
Helvetia Europe SA, Gtd. Notes	2.750(ff)	09/30/41	EUR	200	214,112
United Arab Emirates 1.0%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	113,621
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	200	129,142
MDGH GMTN RSC Ltd., Gtd. Notes, GMTN	0.375	03/10/27	EUR	100	110,287
					353,050
United Kingdom 3.7%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	237,069
Barclays PLC, Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	225,570
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	100	115,244
British American Tobacco PLC, Jr. Sub. Notes, Series 5.25	3.000(ff)	09/27/26(oo)	EUR	200	227,190
eG Global Finance PLC, Sr. Sec’d. Notes	11.000	11/30/28	EUR	195	245,722
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	144,486
TalkTalk Telecom Group Ltd., Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	79	10,455
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	121,209
					1,326,945
United States 12.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29		25	24,884
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		25	30,418
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		25	21,975
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,777
AT&T, Inc., Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	238,406

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32		75	$67,252
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	23,783
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	4,175
Gtd. Notes, 144A	5.000	02/15/29		25	17,275
Gtd. Notes, 144A	5.250	01/30/30		25	16,000
Gtd. Notes, 144A	5.250	02/15/31		25	15,125
Gtd. Notes, 144A	6.250	02/15/29		10	7,077
Gtd. Notes, 144A	7.000	01/15/28		25	21,844
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	22,125

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		20	20,123
Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	100	116,925
Boeing Co. (The), Sr. Unsec’d. Notes	6.528	05/01/34		80	87,053
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	09/22/25(oo)		32	31,880
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		10	8,746
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31		80	71,382
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		25	22,619

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		279	244,233
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29		10	9,829
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27		115	113,800
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		20	17,765
Gtd. Notes	5.375	03/15/44		5	4,659
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		150	148,176
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		40	35,412
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		15	13,427
Sub. Notes	5.827(ff)	02/13/35		15	15,256

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		46	48,779
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		50	52,562
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30		69	70,977
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		15	15,076
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		35	34,213
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31		50	45,358
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		10	10,201
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		25	18,235
Gtd. Notes	7.375	07/01/28(d)		25	19,184
Gtd. Notes	7.750	07/01/26(d)		100	88,878

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		50	52,061

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)		100	$102,304
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	50,240
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,665

Fiserv Funding ULC, Gtd. Notes	3.500	06/15/32	EUR	100	113,952
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, EMTN	4.066	08/21/30	EUR	100	114,289
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	127,115
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	17,337
Sr. Unsec’d. Notes	5.049(ff)	07/23/30		100	101,569

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	24,004
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	116,883
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		25	24,852
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	5.709(ff)	02/02/35		130	132,931
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		25	23,706
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	26,362
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	40,163
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		25	24,299

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	23,347
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	11.000	11/15/29		17	19,390
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		25	24,771
MGM Resorts International, Gtd. Notes(a)	6.500	04/15/32		30	30,490
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	51,584
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	26,001
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	51,416

Morgan Stanley Finance LLC, Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	140,858
MPLX LP, Sr. Unsec’d. Notes	4.950	09/01/32		70	69,123
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	6.625	05/15/32		5	4,783
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		25	24,596
NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,575
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	22,871
ONEOK, Inc., Gtd. Notes	6.050	09/01/33		90	94,433
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,877
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.750	09/15/31		25	24,435
Targa Resources Corp., Gtd. Notes	4.200	02/01/33		20	18,706

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27	25	$25,202
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	50	49,636
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	25	26,113
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	120	115,605
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	5	4,717
Sr. Sec’d. Notes, 144A	4.125	08/15/31	5	4,617

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	25	24,997
Viatris, Inc., Gtd. Notes	3.850	06/22/40	70	51,354
VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30	60	60,290
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25	25,233
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	51,013
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	26	25,480
Gtd. Notes	5.050	03/15/42	10	6,685
Gtd. Notes	5.141	03/15/52	10	6,188
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.605(ff)	04/23/36	20	20,595
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	50	46,709

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51	30	20,395
				4,259,681

Total Corporate Bonds (cost $12,449,960)				12,476,424
Floating Rate and Other Loans 0.0%
United States
Diamond Sports Net LLC, First Lien Exit Term Loan (cost $8,835)	15.000	01/02/28	10	8,318
Municipal Bond 0.3%
Louisiana
Plaquemines Port Harbor & Term. Dist. Rev., Taxable, Revenue Bonds, Series B (cost $100,000)	12.000	12/01/34	100	101,830
Residential Mortgage-Backed Securities 3.1%
United States
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.600(c)	03/25/42	25	26,966
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.600(c)	03/25/42	20	21,280
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	06/25/43	100	104,500

Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.350(c)	09/26/33	69	69,421

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.350%(c)	11/25/50		35	$38,664
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.000(c)	01/25/34		6	6,386
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.450(c)	09/25/41		70	70,612
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.250(c)	04/25/42		140	144,228

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		107	97,403
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.850(c)	05/25/33		265	268,441
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	03/29/27		178	179,679

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.050(c)	07/25/33		75	75,173

Total Residential Mortgage-Backed Securities (cost $1,091,092)					1,102,753
Sovereign Bonds 25.9%
Andorra 0.6%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	203,879
Austria 0.6%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	280	221,747
Brazil 1.4%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes (a)	5.333	02/15/28		507	503,023
Chile 0.4%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	125,209
China 1.2%
China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	263,138
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	83,381
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	96,926
					443,445
Colombia 0.5%
Colombia Government International Bond, Sr. Unsec’d. Notes	3.000	01/30/30		200	175,600
Cyprus 0.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	16,733
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	223,959
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	28,826
					269,518

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
France 0.7%
Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680%	03/09/29	CAD	200	$147,216
Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	3.050	02/03/33	EUR	100	112,488
					259,704
Greece 2.6%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/26	EUR	34	39,053
Bonds	4.300	02/24/27	EUR	145	168,386
Bonds	4.300	02/24/28	EUR	42	49,186
Bonds	4.300	02/24/29	EUR	25	29,315
Bonds	4.300	02/24/30	EUR	10	11,726
Bonds	4.300	02/24/31	EUR	23	26,893
Bonds	4.300	02/24/32	EUR	24	27,945
Bonds	4.300	02/24/33	EUR	46	53,172
Bonds	4.300	02/24/34	EUR	22	25,282
Bonds	4.300	02/24/35	EUR	33	37,547
Bonds	4.300	02/24/36	EUR	24	27,088
Bonds	4.300	02/24/37	EUR	16	17,903
Bonds	4.300	02/24/38	EUR	15	16,603
Bonds	4.300	02/24/39	EUR	23	25,234
Bonds	4.300	02/24/40	EUR	23	26,343
Bonds	4.300	02/24/41	EUR	23	26,254
Bonds	4.300	02/24/42	EUR	37	42,257
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	200	201,744

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	68,746
					920,677
Hungary 1.1%
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	166,987
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	91,268

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	123,335
					381,590
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	190,576
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	187,727
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	200	229,952
					608,255
Israel 1.1%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	111,866
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	291,224
					403,090
Italy 4.0%
City of Milan, Sr. Unsec’d. Notes	4.019	06/29/35	EUR	85	98,580

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 16Y, 144A	3.250%	03/01/38	EUR	85	$92,624
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	200	172,510

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	79	83,858
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	80,287
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	382,368
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	61,798
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	136,539
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		200	187,029
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		200	136,475
					1,432,068
Lithuania 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	201,207
Mexico 1.5%
Eagle Funding Luxco Sarl, Sr. Unsec’d. Notes, 144A	5.500	08/17/30		250	251,600
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	108,471
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	175,959
					536,030
Panama 0.5%
Panama Government International Bond, Sr. Unsec’d. Notes	3.160	01/23/30		200	180,400
Peru 0.3%
Peruvian Government International Bond, Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	100,417
Philippines 0.9%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	318,076
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	149,635
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	97,344
					246,979
Saudi Arabia 0.8%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	288,552
Serbia 1.0%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	94,934
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	263,833
					358,767

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain 1.8%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220%	04/26/35	EUR	100	$115,514
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	62,173

Spain Government Bond, Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	326,719
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	134,595
					639,001
Turkey 0.0%
Turkiye Government Bond,
Bonds, BIST Index + 0.000%	47.316(c)	09/06/28	TRY	77	1,819
Bonds, Series 04Y, BIST Index + 0.000%	48.841(c)	05/17/28	TRY	674	16,089
					17,908
United Arab Emirates 0.3%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	116,117
United Kingdom 0.8%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	132,853
Unsec’d. Notes	5.625	03/29/30	GBP	100	137,502
					270,355

Total Sovereign Bonds (cost $9,825,734)					9,221,614
U.S. Government Agency Obligation 0.0%
Federal Home Loan Bank (cost $12,164)	3.280	03/28/29		13	12,310
U.S. Treasury Obligations 16.8%
U.S. Treasury Bonds(k)	2.375	05/15/51		1,235	771,489
U.S. Treasury Bonds(k)	3.000	02/15/47		70	51,942
U.S. Treasury Bonds(k)	3.375	11/15/48		1,300	1,015,423
U.S. Treasury Notes	1.125	02/15/31		345	296,646
U.S. Treasury Notes	3.500	09/30/29		290	285,265
U.S. Treasury Notes	3.875	06/15/28		910	909,929
U.S. Treasury Notes	4.000	05/31/30		470	471,138
U.S. Treasury Notes	4.250	11/15/34		1,130	1,122,937
U.S. Treasury Notes	4.250	05/15/35		410	406,413
U.S. Treasury Notes	4.375	01/31/32		654	663,912

Total U.S. Treasury Obligations (cost $6,163,501)					5,995,094

Shares
Affiliated Exchange-Traded Fund 5.9%
United States
PGIM AAA CLO ETF (cost $2,081,766)(wa)	40,859	2,103,013

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.3%
Jamaica 0.2%
Digicel International Finance Ltd.*	9,900	$79,200
United States 0.1%
Diamond Sports Group LLC*(x)	1,389	18,636

Total Common Stocks (cost $15,639)		97,836
Preferred Stock 0.0%
Jamaica
Digicel International Finance Ltd.*^	645	7,661

	Units
Warrants* 0.0%
United States
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	2,598	500

Total Long-Term Investments (cost $35,625,754)		34,846,654

	Shares
Short-Term Investments 4.5%
Affiliated Mutual Funds 4.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wa)	446,897	446,897
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $1,155,340; includes $1,154,725 of cash collateral for securities on loan)(b)(wa)	1,156,149	1,155,340

Total Affiliated Mutual Funds (cost $1,602,237)		1,602,237
Options Purchased*~ 0.0%
(cost $5,155)		5,655

Total Short-Term Investments (cost $1,607,392)		1,607,892

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $37,233,146)		36,454,546
Options Written*~ (0.0)%
(premiums received $6,431)		(3,243)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.4% (cost $37,226,715)		36,451,303
Liabilities in excess of other assets(z) (2.4)%		(843,006)

Net Assets 100.0%		$35,608,297

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
DKK—Danish Krone

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIST—Borsa Istanbul Index (Turkish Stock Exchange)
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $36,493 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,131,698; cash collateral of $1,154,725 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$3,638	$18,636	0.1%
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	500	0.0
Total		$3,638	$19,136	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$97.00		6		15	$263
3 Month SOFR	Put	12/12/25	$96.00		6		15	2,588
Total Exchange Traded (cost $2,682)								$2,851

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.29%	3.29%(A)	1 Day SOFR(A)/ 4.390%		293	$569
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.390%		125	—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.390%		125	345
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 2.008%	2.05%(A)	EUR	1,465	870
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.478%	1.02%(A)	JPY	127,200	8
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.478%	1.52%(A)	JPY	127,200	—
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.13%	1 Day SOFR(A)/ 4.390%	4.13%(A)		215	1,012
Total OTC Swaptions (cost $2,473)									$2,804
Total Options Purchased (cost $5,155)									$5,655

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		6		15	$(1,013)
3 Month SOFR	Put	12/12/25	$95.63		6		15	(188)
Total Exchange Traded (premiums received $5,055)								$(1,201)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.04%	1 Day SOFR(A)/ 4.390%	3.04%(A)		585	$(378)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.390%	3.21%(A)		250	(131)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 2.008%	EUR	2,930	(578)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.478%	JPY	254,400	—
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.390%		430	(955)
Total OTC Swaptions (premiums received $1,376)									$(2,042)
Total Options Written (premiums received $6,431)									$(3,243)
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	2 Year U.S. Treasury Notes	Sep. 2025	$1,034,922	$(943)
30	5 Year U.S. Treasury Notes	Sep. 2025	3,245,156	4,846
6	10 Year U.S. Treasury Notes	Sep. 2025	666,375	(2,774)
8	10 Year U.S. Ultra Treasury Notes	Sep. 2025	904,625	2,770
30	20 Year U.S. Treasury Bonds	Sep. 2025	3,425,625	74,279
2	Euro Schatz Index	Sep. 2025	244,331	(538)
				77,640
Short Positions:
1	30 Day Federal Funds	Aug. 2025	398,678	(12)
5	3 Month CME SOFR	Sep. 2025	1,195,469	(1,015)
1	5 Year Euro-Bobl	Sep. 2025	133,829	456
3	10 Year Euro-Bund	Sep. 2025	444,041	3,101
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	469,250	(3,975)
4	British Pound Currency	Sep. 2025	330,600	7,692
16	Euro Currency	Sep. 2025	2,292,100	6,010
				12,257
				$89,897
Forward foreign currency exchange contracts outstanding at July 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/05/25	BNY	AUD	307	$199,679	$197,099	$—	$(2,580)
Expiring 08/05/25	BOA	AUD	68	44,729	43,768	—	(961)
British Pound,
Expiring 08/04/25	HSBC	GBP	101	137,508	133,194	—	(4,314)
Expiring 08/04/25	TD	GBP	437	587,323	577,008	—	(10,315)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 09/17/25	BNY	CNH	542	$76,076	$75,448	$—	$(628)
Expiring 09/17/25	BOA	CNH	144	20,217	20,085	—	(132)
Colombian Peso,
Expiring 09/17/25	BARC	COP	203,978	50,402	48,488	—	(1,914)
Expiring 09/17/25	CITI	COP	69,746	17,366	16,580	—	(786)
Euro,
Expiring 08/04/25	JPM	EUR	8,144	9,497,324	9,295,912	—	(201,412)
Japanese Yen,
Expiring 08/04/25	HSBC	JPY	81,544	551,872	541,012	—	(10,860)
Expiring 10/22/25	MSI	JPY	140,556	953,773	940,743	—	(13,030)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	280	76,744	74,678	—	(2,066)
				$12,213,013	$11,964,015	—	(248,998)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/05/25	TD	AUD	375	$243,592	$240,868	$2,724	$—
Expiring 09/02/25	BOA	AUD	68	44,752	43,792	960	—
British Pound,
Expiring 08/04/25	GSI	GBP	538	731,673	710,203	21,470	—
Expiring 09/02/25	TD	GBP	437	587,490	577,176	10,314	—
Canadian Dollar,
Expiring 10/22/25	BARC	CAD	983	722,825	712,418	10,407	—
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	7,925	1,111,503	1,103,327	8,176	—
Colombian Peso,
Expiring 09/17/25	CITI	COP	273,723	66,053	65,067	986	—
Euro,
Expiring 08/04/25	BARC	EUR	30	35,699	34,623	1,076	—
Expiring 08/04/25	BNP	EUR	41	48,212	46,742	1,470	—
Expiring 08/04/25	BNY	EUR	54	62,725	61,529	1,196	—
Expiring 08/04/25	GSI	EUR	47	54,961	53,367	1,594	—
Expiring 08/04/25	JPM	EUR	7,878	9,161,634	8,992,202	169,432	—
Expiring 08/04/25	SCB	EUR	94	110,493	107,448	3,045	—
Expiring 09/02/25	BOA	EUR	64	72,877	72,684	193	—
Expiring 09/02/25	JPM	EUR	8,144	9,515,706	9,313,895	201,811	—
Japanese Yen,
Expiring 08/04/25	HSBC	JPY	81,544	564,434	541,012	23,422	—
Expiring 09/02/25	HSBC	JPY	81,544	553,665	542,738	10,927	—
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	5,995	308,555	316,136	—	(7,581)
Expiring 09/17/25	JPM	MXN	701	36,833	36,972	—	(139)
South Korean Won,
Expiring 09/17/25	MSI	KRW	15,136	11,255	10,878	377	—
Swiss Franc,
Expiring 10/22/25	BARC	CHF	42	53,903	52,776	1,127	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	1,693	52,396	52,014	382	—
				$24,151,236	$23,687,867	471,089	(7,720)
						$471,089	$(256,718)

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		205	$(5,099)	$(1,630)	$(3,469)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(5,575)	(1,423)	(4,152)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		115	(1,970)	1,477	(3,447)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,872)	(1,235)	(637)	BARC
					$(14,516)	$(2,811)	$(11,705)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	90	0.225%	$376	$250	$126	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	90	0.248%	367	253	114	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)	140	2.145%	(5,445)	(5,896)	451	CITI
Generalitat de Catalunya	12/20/25	1.000%(Q)	100	0.286%	394	(74)	468	DB
Kingdom of Norway	12/20/25	—%(Q)	120	0.039%	(18)	(23)	5	BARC
Morgan Stanley	12/20/25	1.000%(Q)	90	0.229%	374	250	124	GSI
People’s Republic of China	06/20/29	1.000%(Q)	410	0.335%	10,365	3,962	6,403	JPM
Republic of Estonia	12/20/26	1.000%(Q)	50	0.204%	599	131	468	JPM
Republic of France	06/20/34	0.250%(Q)	195	0.591%	(4,896)	(3,820)	(1,076)	CITI
Republic of France	12/20/34	0.250%(Q)	570	0.614%	(15,946)	(18,307)	2,361	BOA
Republic of France	12/20/34	0.250%(Q)	265	0.614%	(7,414)	(5,962)	(1,452)	BOA
Republic of Italy	06/20/30	1.000%(Q)	100	0.392%	2,836	(1,406)	4,242	BARC
Republic of Panama	12/20/26	1.000%(Q)	45	0.938%	90	36	54	CITI
					$(18,318)	$(30,606)	$12,288
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	420	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.780%	$(32,775)	$(24,575)	$8,200
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.780%	(8,475)	(8,291)	184
CAD	700	12/03/25	4.100%(S)	1 Day CORRA(2)(S)/ 2.760%	(365)	3,431	3,796
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 2.760%	26	(881)	(907)
CAD	160	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.760%	(154)	3,842	3,996
CAD	225	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.760%	5,754	5,139	(615)
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.760%	(7,143)	(7,622)	(479)
CAD	230	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.760%	6,294	4,991	(1,303)
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/ 2.760%	(4,631)	(448)	4,183
CAD	250	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.760%	(4,624)	175	4,799
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.760%	7,300	(684)	(7,984)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.760%	(4,549)	(1,277)	3,272
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.760%	(9,812)	3,180	12,992
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ (0.033)%	(120)	947	1,067
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.033)%	(296)	994	1,290
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ (0.033)%	4,112	13,260	9,148
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.033)%	(166)	1,002	1,168
CHF	360	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.033)%	(23,815)	(33,582)	(9,767)
CHF	230	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.033)%	—	(2,715)	(2,715)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ (0.033)%	(17,630)	(14,466)	3,164
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(1,745)	(1,745)
CNH	4,860	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	28,323	28,839	516
CNH	3,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	(1,400)	(1,400)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.140%	(2,478)	(5,180)	(2,702)
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.919%	—	(26,791)	(26,791)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.919%	(100)	(55,242)	(55,142)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.919%	683	9,428	8,745
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.919%	(14,119)	(16,618)	(2,499)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.075%	—	30,927	30,927
EUR	230	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.075%	(3,236)	(29,511)	(26,275)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.075%	—	(15,541)	(15,541)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.075%	—	91,942	91,942
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.008%	—	(90,738)	(90,738)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.075%	5,048	(34,147)	(39,195)
EUR	795	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.075%	(585)	57,210	57,795
GBP	285	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 4.217%	2,984	4,137	1,153
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(18,026)	(9,640)	8,386
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	5,939	5,546	(393)
GBP	290	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 4.217%	(2,179)	(191)	1,988
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/ 4.217%	(8,640)	7,498	16,138
GBP	180	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	930	(3,072)	(4,002)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.217%	(41,153)	(57,905)	(16,752)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.217%	(67,742)	(88,937)	(21,195)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(248)	(2,993)	(2,745)

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 4.217%	$(2,898)	$4,750	$7,648
GBP	145	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 4.217%	10,689	13,463	2,774
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	42,947	(133,024)	(175,971)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(30,270)	(103,651)	(73,381)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(90,043)	(119,166)	(29,123)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/ 4.217%	76,745	96,525	19,780
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/ 4.217%	(2,668)	5,091	7,759
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(138,738)	(184,456)	(45,718)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ 0.478%	1	(7,219)	(7,220)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ 0.478%	(329)	(5,751)	(5,422)
JPY	129,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.478%	—	5,609	5,609
JPY	46,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.478%	—	(5,740)	(5,740)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.478%	23,074	29,056	5,982
JPY	190,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.478%	(17,392)	(15,857)	1,535
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.478%	10,938	12,328	1,390
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ 0.478%	(789)	(17,621)	(16,832)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.478%	(15,569)	(16,653)	(1,084)
JPY	25,000	07/08/35	1.100%(A)	1 Day TONAR(1)(A)/ 0.478%	2,355	3,702	1,347
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ 0.478%	(2,600)	(73,621)	(71,021)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.478%	(1,298)	(36,487)	(35,189)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/ 0.478%	114,742	154,587	39,845
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.478%	8,571	(17,714)	(26,285)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ 0.478%	(21)	(13,102)	(13,081)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.478%	(10)	(20,205)	(20,195)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ 0.478%	(16,564)	(39,045)	(22,481)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/ 0.478%	(6,849)	14,661	21,510
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ 0.478%	(3,007)	(146,139)	(143,132)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.478%	(46,983)	(86,563)	(39,580)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.478%	(23,673)	50,434	74,107
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.478%	(23,884)	(77,689)	(53,805)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.478%	70,582	111,065	40,483
JPY	60,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.478%	2,874	(53,221)	(56,095)
KRW	150,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(3,474)	(1,322)	2,152
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	2,811	29,846	27,035
MXN	5,700	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	42	1,623	1,581
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.360%	1,865	(6,458)	(8,323)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 3.195%	—	(5,086)	(5,086)
NZD	300	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 3.195%	—	296	296
PLN	400	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 4.780%	4,394	(3,559)	(7,953)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 2.159%	(1,319)	(9,644)	(8,325)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.752%	686	(4,620)	(5,306)
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	30,642	30,642
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	25,236	25,236
	5,740	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.390%	(10)	(26,397)	(26,387)
	4,705	09/06/25	4.200%(T)	1 Day SOFR(2)(T)/ 4.390%	193	(17,660)	(17,853)
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.390%	—	13,050	13,050
	2,210	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.390%	19,217	11,316	(7,901)
	2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/ 4.390%	(841)	29,830	30,671
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(14,346)	(14,346)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.390%	—	49,943	49,943
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(9,651)	(9,651)
	980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(22,386)	(22,386)
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(19,587)	(19,587)
	950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(18,488)	(18,488)
	420	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(3,571)	(3,571)
	220	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(742)	(742)
	415	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 4.390%	7,975	(3,796)	(11,771)
	200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.390%	(8,448)	(2,758)	5,690
	1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.390%	(396,662)	(434,622)	(37,960)
	233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.390%	—	5,808	5,808

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.390%	$—	$1,268	$1,268
465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.390%	(2,642)	(16,547)	(13,905)
940	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	412,098	437,868	25,770
2,645	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.390%	10,822	72,060	61,238
155	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.390%	7,566	5,312	(2,254)
510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.390%	5,260	43,344	38,084
800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.390%	3,605	35,189	31,584
				$(202,597)	$(761,966)	$(559,369)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	$13,254	$—	$13,254	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	33,030	—	33,030	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	18,120	—	18,120	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	26,867	—	26,867	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(491)	(8)	(483)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(1,618)	(1)	(1,617)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	791	—	791	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	1,948	(2)	1,950	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	1,563	(1)	1,564	GSI
					$93,464	$(12)	$93,476

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Global Total Return (USD Hedged) Fund